Summary of Significant Accounting Policies - Significant property and equipment (Details)	6 Months Ended
Jun. 30, 2021
Buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery and equipment [Member] | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Machinery and equipment [Member] | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Electronic equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electronic equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years